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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2
             Read instructions at end of Form before preparing Form

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  1. NAME AND ADDRESS OF ISSUER:

  Nations Fund, Inc.
  111 Center Street
  Little Rock, AR  72201
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  2.  NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (IF
      THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): [X]
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  3. INVESTMENT COMPANY ACT FILE NUMBER:   811-4614

     SECURITIES ACT FILE NUMBER:    33-4038
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  4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

                                 MARCH 31, 1999

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  4(B). [X] CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E., MORE THAN 90
  CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).
  (SEE INSTRUCTION A.2)

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  4(C). [ ] CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
        FORM.

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  5. CALCULATION OF REGISTRATION FEE:

         (i)     Aggregate sale price of securities sold during the
         fiscal year in reliance on Rule 24f-2):                                                    $27,709,086,132

         (ii)    Aggregate price of shares redeemed or
         repurchased during the fiscal year:                                    $26,442,737,568

         (iii)   Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
         to the Commission:                                                     $5,058,997,095

         (iv)    Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                                                            - $31,501,734,663

         (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                                                                   $0

         (vi)    Redemption credits available for use in future                 $(3,792,648,531)
         years -- if Item 5(i) is less than Item 5(v) [subtract Item 5(iv) from
         Item 5(i)]:

         (vii)   Multiplier for determining registration fee (See                                         x .000278
         Instruction C.9)

         (viii)  Registration fee due [multiply Item 5(v) by Item
         5(vii)] (enter "0" if no fee is due):                                                                  =$0

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  6.   PREPAID SHARES

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are unavailable for use by the issuer in future fiscal years, then state that number here: _____.

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  7.   INTEREST DUE -- IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE
END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                                                        +$0


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  8.   TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE
[LINE 5(VIII) PLUS LINE 7]:
                                                                         $0

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  9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY:

         Method of Delivery:

                           [  ]     Wire Transfer
                           [  ]     Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: \s\ JAMES EDWARD BANKS, JR.
        ASSISTANT SECRETARY

Date:   AUGUST 13, 1999

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